N-4	Mar. 04, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Mar. 04, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

New Investment Options

Effective April 26, 2024, the LVIP American Century Capital Appreciation Fund, the LVIP American Century Disciplined Core Value Fund, and the LVIP American Century Value Fund will be added as available investment options under your contract.

Under the “Appendix B – Funds Available Under the Contract” section of the prospectus, the following investment options are added to the table:

Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses(2)	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks capital growth.	LVIP American Century Capital Appreciation Fund - Service Class(1) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.94%	0.00%	0.94%	-28.25%	7.74%	10.09%
Seeks capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund - Service Class(1) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.96%	0.00%	0.96%	-12.83%	6.59%	10.37%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund - Service Class(1) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	0.31%	7.68%	10.41%

(1)This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

(2)The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganizations were in effect for the 12 months ended June 30, 2023.

Prospectuses Available [Text Block]

Effective April 26, 2024, the LVIP American Century Capital Appreciation Fund, the LVIP American Century Disciplined Core Value Fund, and the LVIP American Century Value Fund will be added as available investment options under your contract.

Under the “Appendix B – Funds Available Under the Contract” section of the prospectus, the following investment options are added to the table:

Portfolio Companies [Table Text Block]
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses(2)	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks capital growth.	LVIP American Century Capital Appreciation Fund - Service Class(1) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.94%	0.00%	0.94%	-28.25%	7.74%	10.09%
Seeks capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund - Service Class(1) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.96%	0.00%	0.96%	-12.83%	6.59%	10.37%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund - Service Class(1) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	0.31%	7.68%	10.41%

(1)This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

(2)The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganizations were in effect for the 12 months ended June 30, 2023.

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
LVIP American Century Capital Appreciation Fund - Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth.	[1]
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund - Service Class	[1]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[1]
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.	[1]
Current Expenses [Percent]	0.94%	[1],[2]
Platform Charge [Percent]	0.00%	[1]
Current Expenses + Platform Charge [Percent]	0.94%	[1]
Average Annual Total Returns, 1 Year [Percent]	(28.25%)	[1]
Average Annual Total Returns, 5 Years [Percent]	7.74%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.09%	[1]
LVIP American Century Disciplined Core Value Fund - Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth by investing in common stocks. Income is a secondary objective.	[1]
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund - Service Class	[1]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[1]
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.	[1]
Current Expenses [Percent]	0.96%	[1],[2]
Platform Charge [Percent]	0.00%	[1]
Current Expenses + Platform Charge [Percent]	0.96%	[1]
Average Annual Total Returns, 1 Year [Percent]	(12.83%)	[1]
Average Annual Total Returns, 5 Years [Percent]	6.59%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.37%	[1]
LVIP American Century Value Fund - Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.	[1]
Portfolio Company Name [Text Block]	LVIP American Century Value Fund - Service Class	[1]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[1]
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.	[1]
Current Expenses [Percent]	0.86%	[1],[2]
Platform Charge [Percent]	0.00%	[1]
Current Expenses + Platform Charge [Percent]	0.86%	[1]
Average Annual Total Returns, 1 Year [Percent]	0.31%	[1]
Average Annual Total Returns, 5 Years [Percent]	7.68%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.41%	[1]

[1]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
[2]	The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganizations were in effect for the 12 months ended June 30, 2023.